Financial Items	12 Months Ended
Dec. 31, 2019
Disclosure of additional information [Abstract]
Financial Items
Financial Items

Financial Items
($ millions)	2019	2018
Foreign exchange gain (loss)
Non-cash working capital	17	(3)
Other foreign exchange	27	17
Net foreign exchange gain	44	14
Finance income	74	64
Finance expenses
Long-term debt	(310)	(320)
Lease liabilities(1) (note 10)	(106)	—
Other	(6)	(5)
	(422)	(325)
Interest capitalized(2)	177	108
	(245)	(217)
Accretion of asset retirement obligations (note 17)	(106)	(97)
Finance expenses	(351)	(314)
Total Financial Items	(233)	(236)
(1)    Includes $5 million of interest allocated to the carrying amount of assets in Oil and Gas Properties.

(2)	Interest capitalized on project costs is calculated using the Company’s annualized effective interest rate of 5% (2018 – 5%).